SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Share-based compensation and Treasury shares (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
Share-based compensation
Recognized share-based compensation expenses	¥ 122	¥ 110	¥ 83
Number of operating segments | segment	2
Treasury shares
Repurchase of ordinary shares (in shares) | shares	3,096,764	3,096,764
Cash consideration paid for ordinary shares repurchased	¥ 107
Hotel operating costs
Share-based compensation
Recognized share-based compensation expenses	42	¥ 35	27
Selling and marketing expenses
Share-based compensation
Recognized share-based compensation expenses	4	3	3
General and administrative expenses
Share-based compensation
Recognized share-based compensation expenses	¥ 76	¥ 72	¥ 53